Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Line Items]
Net Profit	$ 416,263	$ 32,682	$ 602,935
Other comprehensive income (loss) to be reclassified to profit or loss, net of income tax
Net change in unrealized gain (loss) on copper and zinc prices hedge, net of income tax, note 34(a)		(6,232)	10,696
Net change in unrealized gain (loss) on interest rate hedge, net of income tax, note 34(b)	0	0	454
Share of other comprehensive income of associates accounted for using equity method, net of income tax, note 10(d)		3	(101)
Total other comprehensive loss (income) that will be reclassified to profit or loss, net of income tax		(6,229)	11,049
Total comprehensive income	416,263	26,453	613,984
Comprehensive income attributable to:
Owners of the parent	402,689	16,186	609,211
Non-controlling interest	13,574	10,267	4,773
Total comprehensive income	416,263	26,453	613,984
Sociedad Minera Cerro Verde S.A.A
Statement of comprehensive income [Line Items]
Net Profit	$ 953,177	$ 778,964	$ 925,353